Equity (Schedule of Share Capital) (Details) - shares	Dec. 31, 2023	May 31, 2023	Feb. 07, 2023	Dec. 31, 2022	Dec. 05, 2022	Nov. 27, 2022
Disclosure of classes of share capital [abstract]
Authorized number of shares	20,000,000	1,400,000		12,857,143	90,000,000	50,000,000
Issued and outstanding number of shares	9,221,764		1,964,286	7,240,020